Exempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Exempt Party-In-Interest Transactions	EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Certain of the Plan’s investments are funds managed by the Plan’s trustee or its affiliates. These transactions qualify as exempt party-in-interest transactions. The Plan invests in shares of common stock in CBRE Group, of which the Plan Sponsor is a subsidiary. As a result, these transactions also qualify as exempt party-in-interest transactions.